Events After the Reporting Date (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 31, 2018 $ / shares shares	Jul. 29, 2015 shares
Statement Line Items [Line Items]
Ordinary shares issued						7,671,089
Gross proceeds from the offering | $		$ 318
NIS [Member]
Statement Line Items [Line Items]
Gross proceeds from the offering | $		$ 1,104	$ 5,652	$ 521
Events after the reporting date [Member]
Statement Line Items [Line Items]
Ordinary shares issued	30,000,000
Options to purchase of ordinary shares	4,500,000
Gross proceeds from the offering | $	$ 13,800
Events after the reporting date [Member] | ADS [Member]
Statement Line Items [Line Items]
Ordinary shares issued	6,000,000
Options to purchase of ordinary shares	900,000
Events after the reporting date [Member] | NIS [Member]
Statement Line Items [Line Items]
Ordinary shares issued					825,000
Options exercise price | $ / shares					5.5